American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
November 30, 2025

Avantis International Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Australia — 9.9%
29Metals Ltd.(1)	107,289	27,503
Adairs Ltd.(2)	33,819	41,472
Aeris Resources Ltd.(1)(2)	67,237	22,031
Alliance Aviation Services Ltd.	9,551	8,688
Amplitude Energy Ltd.(1)(2)	59,385	108,808
Aurelia Metals Ltd.(1)	386,629	59,621
Aurizon Holdings Ltd.	388,987	912,254
Australian Agricultural Co. Ltd.(1)	38,261	36,119
Australian Finance Group Ltd.	74,626	117,266
Bank of Queensland Ltd.	296,192	1,249,721
Beach Energy Ltd.(2)	1,966,156	1,520,803
Bendigo & Adelaide Bank Ltd.	106,968	717,581
Bravura Solutions Ltd.	50,978	85,300
Capricorn Metals Ltd.(1)	126,362	1,226,181
Catalyst Metals Ltd.(1)	190,012	843,113
Challenger Ltd.	359,065	2,088,336
Champion Iron Ltd.(2)	312,036	1,188,154
Coast Entertainment Holdings Ltd.(1)	93,560	30,011
Coronado Global Resources, Inc.	260,622	47,127
Dyno Nobel Ltd.	623,817	1,394,219
Elders Ltd.	1,239	5,971
Emeco Holdings Ltd.(1)	88,013	79,637
Emerald Resources NL(1)	85,836	302,288
EML Payments Ltd.(1)(2)	3,043	1,706
EVT Ltd.	35,373	318,767
FleetPartners Group Ltd.(1)	76,422	153,018
GenusPlus Group Ltd.	11,109	47,462
GrainCorp Ltd., A Shares	43,151	228,509
Grange Resources Ltd.(1)	222,445	37,909
GWA Group Ltd.	3,958	6,426
Harvey Norman Holdings Ltd.	58,077	264,046
Helia Group Ltd.	326,671	1,208,941
HUB24 Ltd.	126	8,566
Humm Group Ltd.(2)	50,226	20,277
Iluka Resources Ltd.	360,679	1,524,906
Inghams Group Ltd.(2)	374,841	608,915
Insignia Financial Ltd.(1)	8,524	25,403
Karoon Energy Ltd.(2)	994,535	1,003,697
L1 Group Ltd.(2)	141,249	95,257
Leo Lithium Ltd.(2)	183,575	1,203
Macmahon Holdings Ltd.	201,489	76,606
Macquarie Technology Group Ltd.(1)	2,350	104,302
Magellan Financial Group Ltd.	106,014	660,847
Metals X Ltd.(1)	302,924	181,711
Mineral Resources Ltd.(1)(2)	35,778	1,153,380
Monadelphous Group Ltd.	76,155	1,336,164
Mount Gibson Iron Ltd.(1)	54,215	13,856
Myer Holdings Ltd.	436,588	131,511
New Hope Corp. Ltd.(2)	517,600	1,296,227

Nickel Industries Ltd.	309,043	147,009
NRW Holdings Ltd.	366,176	1,322,449
Nufarm Ltd.(1)	304,793	499,470
OFX Group Ltd.(1)	32,997	13,187
Ora Banda Mining Ltd.(1)	332,931	290,772
Orora Ltd.	449,104	656,543
Pacific Current Group Ltd.	868	5,913
Perenti Ltd.	692,924	1,330,838
Perseus Mining Ltd.	1,322,932	4,896,878
Premier Investments Ltd.	17,111	200,645
Ramelius Resources Ltd.	1,180,857	2,829,608
Regis Resources Ltd.	906,149	4,379,326
Resimac Group Ltd.	17,203	11,211
Resolute Mining Ltd.(1)	2,465,223	1,827,408
Ricegrowers Ltd.(2)	4,325	46,759
Ridley Corp. Ltd.	51,219	88,187
Sandfire Resources Ltd.(1)	297,867	3,076,784
Seven West Media Ltd.(1)(2)	212,976	18,817
Sims Ltd.	112,593	1,261,633
SRG Global Ltd.	201,617	380,818
St Barbara Ltd.(1)	229,669	85,743
Stanmore Resources Ltd.	221,517	333,999
Star Entertainment Group Ltd.(1)(2)	1,258,884	86,776
Super Retail Group Ltd.	124,404	1,324,006
Ten Sixty Four Ltd.(1)	4,832	32
Terracom Ltd.(1)(2)	194,588	11,078
Tyro Payments Ltd.(1)	106,005	73,267
Universal Store Holdings Ltd.	9,488	53,659
Vault Minerals Ltd.(1)	280,967	920,797
Viva Energy Group Ltd.	378,133	525,498
West African Resources Ltd.(1)	1,198,433	2,207,763
Westgold Resources Ltd.	150,223	600,615
Whitehaven Coal Ltd.	688,535	3,129,840
		55,259,144
Austria — 1.2%
AT&S Austria Technologie & Systemtechnik AG(1)	66,336	2,514,513
CPI Europe AG(1)	21,442	389,607
Lenzing AG(1)	45,878	1,257,742
Oesterreichische Post AG	7,891	279,481
Porr AG	41,919	1,479,861
Semperit AG Holding	4,585	69,010
UNIQA Insurance Group AG	30,467	531,679
		6,521,893
Belgium — 1.4%
Barco NV	20,813	297,324
Bekaert SA	36,122	1,548,453
bpost SA(1)	1,050	2,319
Cie d'Entreprises CFE	3,893	39,854
Deceuninck NV	1,622	4,274
Deme Group NV	1,134	183,270
EVS Broadcast Equipment SA	1,791	73,512
Gimv NV	4,146	217,309
Ion Beam Applications(2)	785	10,264
Jensen-Group NV	250	16,835
KBC Ancora	6,654	554,839

Kinepolis Group NV(2)	5,984	217,134
Proximus SADP	141,895	1,221,924
Solvay SA	41,162	1,312,728
Tessenderlo Group SA	10,618	338,921
Umicore SA(2)	114,035	2,006,081
		8,045,041
Canada — 10.2%
ADENTRA, Inc.	7,330	174,877
Advantage Energy Ltd.(1)	98,100	883,107
Aecon Group, Inc.	500	9,761
Alaris Equity Partners Income	1,400	20,157
Algoma Central Corp.	200	2,661
Aris Mining Corp.(1)	47,300	667,809
Athabasca Oil Corp.(1)	270,200	1,508,147
AutoCanada, Inc.(1)	100	1,474
B2Gold Corp.	786,052	3,650,562
Badger Infrastructure Solutions Ltd.	7,800	406,396
Baytex Energy Corp.	314,849	1,016,114
Birchcliff Energy Ltd.	53,215	299,309
Bonterra Energy Corp.(1)	5,800	15,979
Brookfield Wealth Solutions Ltd.(1)	6,750	319,326
Calfrac Well Services Ltd.(1)	4,100	10,327
Canacol Energy Ltd.(1)	3,101	3,395
Cardinal Energy Ltd.(2)	76,900	495,259
Cascades, Inc.	32,800	295,739
Cenovus Energy, Inc.	117,201	2,090,823
Centerra Gold, Inc.	106,187	1,407,266
CES Energy Solutions Corp.	89,620	788,171
Chorus Aviation, Inc.	2,351	37,214
Doman Building Materials Group Ltd.(2)	2,200	15,098
Dorel Industries, Inc., Class B(1)	877	973
Eldorado Gold Corp.(1)(2)	95,700	3,007,724
Enerflex Ltd.	76,086	1,057,892
Ensign Energy Services, Inc.(1)(2)	30,100	57,294
Evertz Technologies Ltd.	200	1,939
Finning International, Inc.(2)	63,900	3,418,487
Fortuna Mining Corp.(1)	173,700	1,756,328
Frontera Energy Corp.(2)	7,694	35,897
Galiano Gold, Inc.(1)	66	162
goeasy Ltd.(2)	4,730	473,863
Headwater Exploration, Inc.	135,510	864,968
Hudbay Minerals, Inc.	171,925	2,929,289
Hut 8 Corp.(1)	234	10,578
iA Financial Corp., Inc.	75	8,859
International Petroleum Corp.(1)	33,702	634,030
Jaguar Mining, Inc.(1)	3,200	16,464
Journey Energy, Inc.(1)	520	1,466
K92 Mining, Inc.(1)	33,600	507,084
Kelt Exploration Ltd.(1)	29,700	165,561
Laurentian Bank of Canada	8,327	203,132
Linamar Corp.	14,200	803,561
Lithium Argentina AG(1)(2)	7,900	43,642
Logan Energy Corp.(1)(2)	71,900	42,704
Lundin Gold, Inc.	16,100	1,356,826
Martinrea International, Inc.	29,160	209,501

MDA Space Ltd.(1)	3,500	60,610
Mullen Group Ltd.	22,700	237,323
New Gold, Inc.(1)	392,670	3,208,910
North American Construction Group Ltd.(2)	14,249	204,336
NuVista Energy Ltd.(1)	87,888	1,167,899
OceanaGold Corp.	138,933	3,576,099
Paramount Resources Ltd., A Shares(2)	53,600	923,219
Parex Resources, Inc.	54,100	716,197
PetroTal Corp.(2)	367,500	102,562
Peyto Exploration & Development Corp.(2)	113,100	1,814,521
PHX Energy Services Corp.(2)	3,700	19,831
Pizza Pizza Royalty Corp.(2)	300	3,231
Precision Drilling Corp.(1)	5,910	368,357
Real Matters, Inc.(1)(2)	13,400	63,191
Saturn Oil & Gas, Inc.(1)	4,900	9,292
Secure Waste Infrastructure Corp.	11,568	150,079
South Bow Corp.	96,700	2,659,259
Spartan Delta Corp.(1)(2)	40,300	218,306
STEP Energy Services Ltd.(1)(2)	3,000	11,743
Surge Energy, Inc.(2)	68,800	364,813
Tamarack Valley Energy Ltd.(2)	346,400	1,935,943
Taseko Mines Ltd.(1)	111,000	583,019
Torex Gold Resources, Inc.	21,098	990,849
Total Energy Services, Inc.	7,000	71,931
Transcontinental, Inc., Class A	800	11,724
Trican Well Service Ltd.(2)	99,105	427,638
Valeura Energy, Inc.(1)(2)	65,200	344,324
Vermilion Energy, Inc.	84,200	777,861
Wajax Corp.	2,575	50,728
Wesdome Gold Mines Ltd.(1)	2,408	38,771
Western Forest Products, Inc.(1)(2)	1,156	9,703
Westshore Terminals Investment Corp.(2)	3,800	69,286
Whitecap Resources, Inc.(2)	490,108	4,099,869
		57,018,619
China — 0.1%
China Gold International Resources Corp. Ltd.	2,500	48,553
Ever Sunshine Services Group Ltd.	266,000	61,602
Impro Precision Industries Ltd.	166,000	116,282
K Wah International Holdings Ltd.	166,000	46,784
LK Technology Holdings Ltd.(2)	250	108
		273,329
Denmark — 1.8%
D/S Norden AS	18,945	746,437
Dfds AS(1)	14,597	205,949
FLSmidth & Co. AS	9,629	616,243
H&H International AS, B Shares(1)	1,425	21,311
Harboes Bryggeri AS, Class B	336	6,204
Jyske Bank AS	5,007	619,884
Nilfisk Holding AS(1)	2,671	43,351
NKT AS(1)	23,906	2,877,123
NTG Nordic Transport Group AS(1)	232	6,727
Per Aarsleff Holding AS	12,821	1,451,277
Schouw & Co. AS	1,074	102,210
Solar AS, B Shares	3,968	119,922
Sydbank AS	32,325	2,780,182

TORM PLC, Class A	22,581	486,183
		10,083,003
Finland — 1.0%
Aspo OYJ	1,402	10,771
Atria OYJ	343	5,655
Bittium OYJ(2)	1,625	36,566
Citycon OYJ	46,434	215,453
Finnair OYJ(1)(2)	153,751	525,739
Harvia OYJ(2)	3,097	149,247
Hiab OYJ, B Shares	6,491	373,086
Incap OYJ(1)(2)	1,674	17,526
Kalmar OYJ, B Shares	14,875	642,975
Kemira OYJ	1,069	23,891
Lassila & Tikanoja OYJ	14,024	162,176
Marimekko OYJ	10,569	156,380
Nokian Renkaat OYJ(2)	108,083	1,055,292
Outokumpu OYJ	205,785	967,806
Puuilo OYJ	81,485	1,395,960
Talenom OYJ	3,181	11,152
Verkkokauppa.com OYJ(1)	249	1,049
YIT OYJ(1)(2)	1,678	6,159
		5,756,883
France — 2.9%
AKWEL SADIR	113	1,070
Antin Infrastructure Partners SA(2)	2,237	26,582
Arkema SA	3,549	216,335
Catana Group(2)	4,546	14,583
Cie des Alpes	21,654	553,725
Clariane SE(1)	41,732	180,735
Coface SA	70,788	1,247,461
Derichebourg SA	112,467	839,883
Emeis SA(1)	1,930	29,994
Esso SA Francaise	1,404	67,407
Etablissements Maurel et Prom SA	65,205	364,089
Euroapi SA(1)	37,625	136,712
Genfit SA(1)(2)	3,937	20,398
Guerbet(1)(2)	63	1,284
ID Logistics Group SACA(1)	30	13,421
Jacquet Metals SACA	893	18,227
Kaufman & Broad SA	11,089	386,312
Maisons du Monde SA(1)	12,783	30,580
Manitou BF SA	4,237	91,933
Mersen SA	17,622	445,455
Metropole Television SA	5,900	85,782
Nexans SA	228	33,072
Nexity SA(1)(2)	16,608	179,295
Opmobility	50,819	866,807
OVH Groupe SA(1)(2)	4,613	45,368
Pullup Entertainment	1,787	36,250
ReWorld Media SA	1,855	3,345
SES SA	335,272	2,165,261
SMCP SA(1)(2)	38,210	277,090
Solutions 30 SE(1)(2)	58,454	65,278
STIF SA	336	22,128
Synergie SE	96	3,512

Television Francaise 1 SA	43,894	424,111
Ubisoft Entertainment SA(1)	79,591	672,610
Valeo SE	181,489	2,300,250
Vallourec SACA	116,997	2,131,548
Vicat SACA	10,201	837,890
VusionGroup	2,836	688,690
X-Fab Silicon Foundries SE(1)	63,659	363,818
		15,888,291
Germany — 3.6%
2G Energy AG	6,750	258,226
7C Solarparken AG(1)	5,130	10,122
AlzChem Group AG	4,023	602,164
Aurubis AG	5,082	702,988
Baader Bank AG	2,427	18,304
Bijou Brigitte AG	517	23,523
Borussia Dortmund GmbH & Co. KGaA	45,837	178,185
CANCOM SE	320	9,922
Cewe Stiftung & Co. KGaA	2,659	318,608
Deutsche Rohstoff AG	583	31,232
Draegerwerk AG & Co. KGaA	622	45,060
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	192,749
Einhell Germany AG, Preference Shares	715	69,337
Elmos Semiconductor SE	3,370	381,998
flatexDEGIRO AG	54,297	2,087,597
Friedrich Vorwerk Group SE	5,371	500,221
Gesco SE	473	8,178
Grand City Properties SA	6,592	83,561
Grenke AG	1,244	22,697
Heidelberger Druckmaschinen AG(1)	189,120	421,260
HelloFresh SE(1)	6,419	46,141
Hornbach Holding AG & Co. KGaA	6,519	670,430
HUGO BOSS AG	28,340	1,259,579
Indus Holding AG	6,340	195,403
Instone Real Estate Group SE	1,059	10,052
JOST Werke SE	4,048	243,910
Jungheinrich AG, Preference Shares	35,468	1,424,152
Kloeckner & Co. SE	38,173	268,255
Koenig & Bauer AG(1)	6,503	75,799
Kontron AG	25,013	701,596
Krones AG	2,045	309,444
KSB SE & Co. KGaA	1	1,163
KSB SE & Co. KGaA, Preference Shares	69	78,202
Lang & Schwarz AG	2,492	66,256
Lanxess AG	50,171	1,016,747
Multitude AG	937	6,715
Mutares SE & Co. KGaA	10,033	330,757
Norma Group SE	18,384	283,320
ProCredit Holding AG	7,223	70,341
SAF-Holland SE	35,384	595,932
Schaeffler AG	76,463	591,505
Sixt SE	9,709	792,150
Sixt SE, Preference Shares	11,804	712,791
SMA Solar Technology AG(1)	8,550	343,426
Steico SE	2,444	60,752
STO SE & Co. KGaA, Preference Shares	1,138	162,536

Suedzucker AG	44,896	506,310
thyssenkrupp AG	222,457	2,434,060
Tkms AG& Co. KGaA(1)	11,122	845,950
Villeroy & Boch AG, Preference Shares	195	3,668
Vossloh AG	192	15,435
Wacker Neuson SE	5,013	110,568
Wuestenrot & Wuerttembergische AG	829	13,607
		20,212,884
Hong Kong — 1.3%
Analogue Holdings Ltd.	12,000	1,404
AustAsia Group Ltd.(1)	7,812	1,979
Cafe de Coral Holdings Ltd.(2)	332,000	241,098
Chow Sang Sang Holdings International Ltd.	124,000	194,190
Crystal International Group Ltd.	15,500	14,958
Dah Sing Banking Group Ltd.	192,800	272,086
Dah Sing Financial Holdings Ltd.	101,200	470,773
Deep Source Holdings Ltd.(1)	1,430,000	136,040
Dickson Concepts International Ltd.	10,000	7,253
Eagle Nice International Holdings Ltd.	2,000	952
E-Commodities Holdings Ltd.	1,440,000	164,965
Hang Lung Group Ltd.	222,000	446,209
IGG, Inc.	35,000	17,246
International Housewares Retail Co. Ltd.	10,000	991
Johnson Electric Holdings Ltd.	381,906	1,476,184
JS Global Lifestyle Co. Ltd.(1)	65,000	15,951
Karrie International Holdings Ltd.	74,000	27,523
Man Wah Holdings Ltd.	513,600	315,117
Midland Holdings Ltd.(1)	104,000	30,381
Minmetals Land Ltd.(1)	4,000	494
Oriental Watch Holdings	52,000	23,258
Pacific Basin Shipping Ltd.	3,591,000	1,201,371
PAX Global Technology Ltd.	39,000	26,281
Regina Miracle International Holdings Ltd.	25,000	7,070
Shun Tak Holdings Ltd.(1)	406,000	35,987
Singamas Container Holdings Ltd.	268,000	24,112
SJM Holdings Ltd.(1)	1,635,000	568,271
SmarTone Telecommunications Holdings Ltd.	92,000	56,228
Stella International Holdings Ltd.	40,500	85,115
Sun Hung Kai & Co. Ltd.	38,000	18,817
Tai Hing Group Holdings Ltd.	50,000	7,009
Ten Pao Group Holdings Ltd.	80,000	21,818
Texhong International Group Ltd.	102,000	59,010
Texwinca Holdings Ltd.	26,000	3,983
Truly International Holdings Ltd.	218,000	30,065
United Energy Group Ltd.(2)	6,848,000	435,327
United Laboratories International Holdings Ltd.(2)	48,000	78,889
VSTECS Holdings Ltd.	312,000	334,161
Yue Yuen Industrial Holdings Ltd.	263,000	556,512
		7,409,078
Ireland — 0.1%
FBD Holdings PLC	2,442	43,977
Glenveagh Properties PLC(1)	218,972	496,880
Origin Enterprises PLC	11,585	51,097
Permanent TSB Group Holdings PLC(1)	4,574	16,142
Uniphar PLC	10,794	47,274
		655,370

Israel — 3.8%
Adgar Investment & Development Ltd.(1)	786	1,170
Africa Israel Residences Ltd.	193	15,615
Alony Hetz Properties & Investments Ltd.	18,505	213,528
Amot Investments Ltd.	21,541	161,095
Ashdod Refinery Ltd.(1)	1,929	33,947
Bezeq The Israeli Telecommunication Corp. Ltd.	405,386	797,487
Big Shopping Centers Ltd.	614	137,873
Blue Square Real Estate Ltd.	98	11,768
Cellcom Israel Ltd.(1)	11,701	133,190
Clal Insurance Enterprises Holdings Ltd.	35,583	2,060,865
Delek Automotive Systems Ltd.	704	5,634
Delek Group Ltd.	5,943	1,562,866
Delta Galil Ltd.	2,662	146,838
Direct Finance of Direct Group 2006 Ltd.	354	65,023
Dor Alon Energy in Israel 1988 Ltd.	81	3,778
Doral Group Renewable Energy Resources Ltd.(1)	27,226	246,300
El Al Israel Airlines(1)	96,639	414,869
Elco Ltd.	345	17,185
Energix-Renewable Energies Ltd.	12,028	52,623
Enlight Renewable Energy Ltd.(1)	29,700	1,174,985
Equital Ltd.(1)	6,646	312,509
Fattal Holdings 1998 Ltd.(1)	3,348	607,209
FIBI Holdings Ltd.	9,053	743,815
First International Bank Of Israel Ltd.	3,370	254,356
Fox Wizel Ltd.	827	86,604
G City Ltd.	41,479	129,262
Harel Insurance Investments & Financial Services Ltd.	53,063	1,972,618
IDI Insurance Co. Ltd.	3,480	261,954
Isracard Ltd.	58,040	250,241
Israel Corp. Ltd.	1,752	484,415
Isras Holdings Ltd.(1)	163	18,895
Isras Investment Co. Ltd.	520	137,570
Land Development Nimrodi Group Ltd.	2,361	25,391
M Yochananof & Sons Ltd.	69	6,090
Malam-Team Holding Ltd.(1)	163	11,976
Menora Mivtachim Holdings Ltd.	10,208	1,132,877
Migdal Insurance & Financial Holdings Ltd.	189,271	768,826
Mivne Real Estate KD Ltd.	34,520	148,706
Mizrahi Tefahot Bank Ltd.	1	35
Naphtha Israel Petroleum Corp. Ltd.	2,351	18,284
Neto Malinda Trading Ltd.	1,470	67,337
Nexxen International Ltd.(1)	2,976	19,255
Norstar Holdings, Inc.	1,824	5,534
Oil Refineries Ltd.	1,783,064	565,543
Partner Communications Co. Ltd.	65,087	760,355
Perion Network Ltd.(1)	573	5,619
Phoenix Financial Ltd.	63,537	2,558,333
Property & Building Corp. Ltd.	90	9,883
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	9,584
Scope Metals Group Ltd.	69	3,346
Shikun & Binui Ltd.(1)	71	402
Shufersal Ltd.	112,222	1,345,560
Tadiran Group Ltd.	102	4,463
Tamar Petroleum Ltd.	4,695	54,057

Tera Light Ltd.(1)	1,388	5,106
Victory Supermarket Chain Ltd.	265	3,945
YH Dimri Construction & Development Ltd.	35	4,093
ZIM Integrated Shipping Services Ltd.(2)	58,921	1,202,578
		21,253,265
Italy — 2.8%
Aquafil SpA(1)(2)	14,237	22,985
Azimut Holding SpA	64,424	2,664,582
Banca IFIS SpA(2)	5,637	162,263
Banca Sistema SpA(1)(2)	33,424	66,508
Banco di Desio e della Brianza SpA	8,206	84,701
BasicNet SpA	1,033	8,202
BFF Bank SpA(1)	63,451	806,595
Brembo NV(2)	28,629	305,484
Cementir Holding NV	2,151	43,464
Credito Emiliano SpA	57,026	972,930
d'Amico International Shipping SA(2)	78,261	468,318
Danieli & C Officine Meccaniche SpA, Preference Shares	273	10,707
Emak SpA	6,148	6,574
ERG SpA	60,494	1,539,796
Eurogroup Laminations SpA	1,972	7,369
Ferretti SpA(2)	83,663	277,849
Fila SpA(2)	13,924	158,448
Fincantieri SpA(1)	58,816	1,165,830
Gefran SpA	300	3,885
Geox SpA(1)(2)	48,891	17,602
Iveco Group NV	47,702	1,025,191
MFE-MediaForEurope NV, Class A	164,999	595,539
MFE-MediaForEurope NV, Class B(2)	58,688	279,082
NewPrinces SpA(1)	15,387	316,333
Orsero SpA	1,264	25,853
OVS SpA	184,882	960,353
Safilo Group SpA(1)	165,929	360,589
Saipem SpA(2)	666,008	1,815,425
Sanlorenzo SpA(2)	2,300	81,263
Sesa SpA(2)	362	35,491
TREVI - Finanziaria Industriale SpA(1)	164,595	93,098
Webuild SpA(2)	367,602	1,444,448
		15,826,757
Japan — 33.0%
& ST HD Co. Ltd.	7,800	147,076
77 Bank Ltd.	21,300	985,622
AD Works Group Co. Ltd.(2)	40,300	118,244
ADEKA Corp.	9,200	218,042
AEON Financial Service Co. Ltd.	73,000	732,044
Aeon Hokkaido Corp.	6,500	37,874
AFC-HD AMS Life Science Co. Ltd.	1,300	7,235
Ahresty Corp.	9,900	47,416
Aichi Corp.	7,500	63,869
Aichi Steel Corp.	21,600	405,178
Aiful Corp.	26,600	87,589
Air Water, Inc.	2,100	29,618
Airman Corp.(2)	1,000	12,250
Airport Facilities Co. Ltd.	400	2,726
Aisan Industry Co. Ltd.	43,700	613,777

Akebono Brake Industry Co. Ltd.(1)(2)	6,200	4,607
Alconix Corp.	20,700	314,960
Alinco, Inc.	200	1,391
Allied Telesis Holdings KK	43,600	67,106
Alps Alpine Co. Ltd.	150,300	1,951,219
Amuse, Inc.	400	4,754
AOKI Holdings, Inc.	25,900	286,981
Aoyama Trading Co. Ltd.	3,000	46,307
Arakawa Chemical Industries Ltd.	1,500	10,914
Arata Corp.	18,700	373,249
ARCLANDS Corp.	48,400	593,502
Arcs Co. Ltd.	29,000	624,156
ARE Holdings, Inc.	5,800	111,336
Artience Co. Ltd.	10,400	228,661
Asahi Co. Ltd.	5,500	46,456
Asahi Yukizai Corp.	2,400	71,555
Asanuma Corp.	59,600	392,436
Asia Pile Holdings Corp.(2)	8,700	84,272
ASKUL Corp.(2)	2,900	26,567
Autobacs Seven Co. Ltd.	200	2,077
Awa Bank Ltd.	7,900	210,135
Axial Retailing, Inc.	55,500	406,443
Bando Chemical Industries Ltd.	9,900	130,943
Bank of Nagoya Ltd.	21,000	589,368
Bank of Saga Ltd.	6,400	148,292
Bank of the Ryukyus Ltd.	12,300	142,272
Belc Co. Ltd.	3,700	180,255
Belluna Co. Ltd.	6,600	42,484
BML, Inc.	700	17,177
Bookoff Group Holdings Ltd.	2,800	25,237
Bunka Shutter Co. Ltd.	1,100	14,965
Canon Electronics, Inc.	16,300	287,793
Carlit Co. Ltd.	6,200	66,667
Cawachi Ltd.	1,600	30,996
Central Glass Co. Ltd.	16,600	364,689
Chiba Kogyo Bank Ltd.	2,000	21,083
Chori Co. Ltd.	300	8,024
Chubu Shiryo Co. Ltd.	1,600	18,494
Chubu Steel Plate Co. Ltd.(2)	4,000	54,819
Chuetsu Pulp & Paper Co. Ltd.	2,700	35,412
Chuo Spring Co. Ltd.(2)	1,300	31,618
Citizen Watch Co. Ltd.	37,500	310,347
CKD Corp.	27,900	462,563
CMK Corp.	48,200	158,858
Cosmo Energy Holdings Co. Ltd.	21,800	566,425
Credit Saison Co. Ltd.	46,300	1,165,769
CTI Engineering Co. Ltd.	3,200	62,191
Daicel Corp.	188,500	1,587,302
Daido Metal Co. Ltd.(2)	8,100	52,093
Daido Steel Co. Ltd.	89,400	905,543
Daihatsu Infinearth Mfg Co. Ltd.	3,300	61,061
Daiichi Jitsugyo Co. Ltd.	1,400	26,678
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,565
Daiki Aluminium Industry Co. Ltd.	1,100	7,711
Daikoku Denki Co. Ltd.	3,200	62,713

Daikokutenbussan Co. Ltd.(2)	1,100	43,479
Daikyonishikawa Corp.	5,100	24,988
Daio Paper Corp.	92,600	566,904
Daishi Hokuetsu Financial Group, Inc.	72,000	747,202
Daishinku Corp.	1,500	5,430
Daito Pharmaceutical Co. Ltd.	2,100	17,643
Daitron Co. Ltd.	4,100	125,214
Daiwabo Holdings Co. Ltd.	31,000	603,966
DCM Holdings Co. Ltd.	4,400	44,149
Denka Co. Ltd.	61,800	1,083,147
Densan System Holdings Co. Ltd.(2)	400	9,926
DIC Corp.	70,500	1,752,869
DKS Co. Ltd.(2)	3,400	166,034
Doshisha Co. Ltd.	1,200	24,008
Dowa Holdings Co. Ltd.(2)	2,000	77,928
Eagle Industry Co. Ltd.	7,100	126,795
Eco's Co. Ltd.	100	1,914
EDION Corp.	56,000	731,680
Ehime Bank Ltd.	8,800	74,248
Eizo Corp.	100	1,441
EJ Holdings, Inc.	1,100	11,948
Electric Power Development Co. Ltd.	60,900	1,227,050
Endo Lighting Corp.	8,900	123,645
eRex Co. Ltd.	26,400	112,167
ERI Holdings Co. Ltd.	400	9,547
Exedy Corp.	13,600	473,917
FCC Co. Ltd.	30,400	671,627
Feed One Co. Ltd.	600	3,942
Ferrotec Corp.(2)	49,700	1,561,908
FIDEA Holdings Co. Ltd.	3,420	38,323
First Bank of Toyama Ltd.(2)	35,300	386,299
Foster Electric Co. Ltd.	12,100	203,727
France Bed Holdings Co. Ltd.	3,100	26,763
Fudo Tetra Corp.	9,500	158,860
Fuji Co. Ltd.	1,800	24,190
Fuji Seal International, Inc.	25,200	512,258
Fujibo Holdings, Inc.	5,300	259,018
Fujikura Composites, Inc.	4,600	55,685
FuKoKu Co. Ltd.	2,900	34,645
Fukuyama Transporting Co. Ltd.	400	10,565
Furukawa Co. Ltd.	20,100	524,188
Furukawa Electric Co. Ltd.	34,500	2,204,542
Furuno Electric Co. Ltd.	23,900	1,344,450
Fuso Chemical Co. Ltd.	16,600	667,008
Futaba Industrial Co. Ltd.	35,900	235,583
Fuyo General Lease Co. Ltd.	45,300	1,213,327
Gakken Holdings Co. Ltd.	2,000	14,820
Gamecard Holdings, Inc.	1,700	31,919
Gecoss Corp.	400	3,687
Genky DrugStores Co. Ltd.	9,100	303,368
Geo Holdings Corp.	21,500	232,607
GLOBERIDE, Inc.	1,100	15,585
Glory Ltd.	43,700	1,098,264
Godo Steel Ltd.	2,100	51,856
Good Com Asset Co. Ltd.(2)	3,200	24,558

GS Yuasa Corp.	81,400	2,168,765
G-Tekt Corp.	13,300	165,837
Gunma Bank Ltd.	95,200	1,058,079
Gunze Ltd.	9,600	254,667
H2O Retailing Corp.	75,300	1,047,893
Hagihara Industries, Inc.(2)	4,200	42,996
Hakudo Co. Ltd.	1,200	17,257
Halows Co. Ltd.	4,300	128,079
Hamakyorex Co. Ltd.	22,800	249,530
Hanwa Co. Ltd.	11,300	502,380
Hazama Ando Corp.	167,700	2,008,025
Heiwa Corp.	12,800	168,059
Heiwado Co. Ltd.	29,700	568,544
HI-LEX Corp.(2)	1,400	27,368
Hino Motors Ltd.(1)	288,700	726,544
Hirano Tecseed Co. Ltd.(2)	800	8,017
Hirogin Holdings, Inc.	26,700	264,935
Hodogaya Chemical Co. Ltd.	4,200	51,551
Hokko Chemical Industry Co. Ltd.	1,000	10,472
Hokuhoku Financial Group, Inc.	53,900	1,534,625
H-One Co. Ltd.	9,300	78,910
HS Holdings Co. Ltd.	900	6,259
Hyakugo Bank Ltd.	59,400	397,156
Hyakujushi Bank Ltd.	4,300	171,446
Ichikoh Industries Ltd.	4,500	14,011
Ichinen Holdings Co. Ltd.	6,900	92,620
Iino Kaiun Kaisha Ltd.(2)	84,700	769,032
i-mobile Co. Ltd.	7,500	27,141
Inabata & Co. Ltd.	19,400	460,392
INFRONEER Holdings, Inc.	193,100	2,480,666
Innotech Corp.	1,800	23,182
Internet Initiative Japan, Inc.	900	16,560
Inui Global Logistics Co. Ltd.(2)	13,700	127,873
Iriso Electronics Co. Ltd.	17,000	354,006
Ishihara Sangyo Kaisha Ltd.	32,200	579,539
Ito En Ltd.	64,500	1,340,280
Ito En Ltd., Preference Shares	15,300	176,708
Itochu Enex Co. Ltd.	22,800	276,895
Itochu-Shokuhin Co. Ltd.	2,200	146,457
IwaiCosmo Holdings, Inc.	11,500	231,465
Iwatani Corp.	55,100	600,434
Iyogin Holdings, Inc.	8,400	138,216
Izumi Co. Ltd.	19,100	362,591
J Trust Co. Ltd.	15,700	43,453
Jaccs Co. Ltd.	20,100	538,721
JAFCO Group Co. Ltd.	800	12,377
Japan Aviation Electronics Industry Ltd.	18,600	294,324
Japan Cash Machine Co. Ltd.	7,900	52,408
Japan Electronic Materials Corp.	8,100	187,637
Japan Petroleum Exploration Co. Ltd.	115,900	1,058,335
Japan Pulp & Paper Co. Ltd.	52,600	255,368
Japan Transcity Corp.	7,000	50,265
Japan Wool Textile Co. Ltd.	1,300	15,072
JM Holdings Co. Ltd.	5,800	60,199
J-Oil Mills, Inc.	10,800	140,873

Joshin Denki Co. Ltd.	2,300	40,030
JSB Co. Ltd.	2,200	52,293
JSP Corp.	5,600	84,506
JTEKT Corp.	171,400	1,865,131
Juroku Financial Group, Inc.	11,800	470,281
JVCKenwood Corp.(2)	123,200	925,914
Kaga Electronics Co. Ltd.	37,800	909,256
Kamei Corp.	6,600	122,950
Kanadevia Corp.	133,700	855,942
Kanamoto Co. Ltd.	37,000	893,730
Kaneka Corp.	33,300	936,519
Kanematsu Corp.	74,100	1,638,671
Kanto Denka Kogyo Co. Ltd.	31,100	206,276
Kato Sangyo Co. Ltd.	8,700	348,614
Kawada Technologies, Inc.	8,500	227,927
Keihan Holdings Co. Ltd.	28,300	613,356
Keihanshin Building Co. Ltd.	200	2,438
Keiyo Bank Ltd.	19,400	191,055
Kenko Mayonnaise Co. Ltd.	2,000	25,169
KH Neochem Co. Ltd.	16,400	259,821
Kitz Corp.	56,400	614,165
Kiyo Bank Ltd.	24,100	473,991
Koatsu Gas Kogyo Co. Ltd.	3,900	26,589
Koei Chemical Co. Ltd.	200	2,746
Kohnan Shoji Co. Ltd.	17,200	437,905
Kojima Co. Ltd.	7,400	55,689
Komeri Co. Ltd.	14,000	313,350
Komori Corp.	20,400	207,723
Konica Minolta, Inc.	25,600	107,657
Konishi Co. Ltd.	8,700	73,210
Konoike Transport Co. Ltd.	20,700	423,529
KPP Group Holdings Co. Ltd.	34,200	164,406
KRS Corp.(2)	3,100	53,866
K's Holdings Corp.	66,000	665,082
Kumagai Gumi Co. Ltd.	16,900	169,294
Kurabo Industries Ltd.	6,600	318,693
Kuraray Co. Ltd.	104,500	1,028,899
Kureha Corp.	27,100	690,296
KYB Corp.	31,100	899,550
Kyoei Steel Ltd.	12,700	194,127
Kyokuyo Co. Ltd.	8,300	255,124
Kyushu Leasing Service Co. Ltd.	1,800	15,847
Lacto Japan Co. Ltd.(2)	400	8,906
Life Corp.	28,300	458,957
Look Holdings, Inc.	1,000	17,696
Macnica Holdings, Inc.	50,800	755,185
Mamiya-Op Co. Ltd.	400	4,257
Mars Group Holdings Corp.	4,700	94,965
Marudai Food Co. Ltd.	6,400	89,622
Maruha Nichiro Corp.	44,400	1,081,781
Maruzen Showa Unyu Co. Ltd.	2,500	116,693
Matsuda Sangyo Co. Ltd.	300	9,359
Maxell Ltd.	3,800	54,183
MCJ Co. Ltd.	4,200	41,590
Mebuki Financial Group, Inc.	252,400	1,649,174

Megachips Corp.	200	10,084
Megmilk Snow Brand Co. Ltd.(2)	29,200	571,958
Meidensha Corp.	500	18,596
Meiji Shipping Group Co. Ltd.	4,400	19,592
Meiko Electronics Co. Ltd.	900	64,915
Meisei Industrial Co. Ltd.	800	8,597
Meiwa Corp.	1,600	8,689
METAWATER Co. Ltd.	2,200	47,141
MIMAKI ENGINEERING Co. Ltd.	13,600	135,698
Ministop Co. Ltd.	800	10,782
Miraial Co. Ltd.	1,700	12,729
Mirait One Corp.	52,900	1,132,878
Mitsuba Corp.	24,600	148,198
Mitsubishi Kakoki Kaisha Ltd.	4,400	94,800
Mitsubishi Materials Corp.	2,800	56,191
Mitsubishi Paper Mills Ltd.(2)	3,300	13,744
Mitsubishi Research Institute, Inc.	200	6,380
Mitsubishi Steel Manufacturing Co. Ltd.	3,400	39,889
Mitsui E&S Co. Ltd.	29,200	1,284,767
Mitsui High-Tec, Inc.	32,100	163,396
Mitsui Kinzoku Co. Ltd.	56,000	6,406,955
Mitsui-Soko Holdings Co. Ltd.(2)	20,500	536,120
Miyaji Engineering Group, Inc.	18,200	233,152
Miyazaki Bank Ltd.	6,400	233,859
Mizuho Leasing Co. Ltd.	80,000	702,307
Mizuho Medy Co. Ltd.	2,800	29,811
Modec, Inc.	49,600	4,991,129
Moriroku Co. Ltd.	6,200	95,744
Morita Holdings Corp.	5,600	94,453
Mugen Estate Co. Ltd.	6,300	77,145
Musashi Seimitsu Industry Co. Ltd.	33,200	612,679
Musashino Bank Ltd.	15,700	469,751
Nachi-Fujikoshi Corp.	12,300	313,501
Nafco Co. Ltd.	1,100	13,794
Nagase & Co. Ltd.	15,000	352,704
Nagoya Railroad Co. Ltd.	196,600	2,071,049
Namura Shipbuilding Co. Ltd.(2)	59,100	1,746,827
Nankai Electric Railway Co. Ltd.	52,600	990,958
Nanto Bank Ltd.	23,600	856,326
Nasu Denki Tekko Co. Ltd.	100	10,017
NEC Capital Solutions Ltd.(2)	4,200	107,453
NHK Spring Co. Ltd.	55,400	905,780
Nichicon Corp.	700	7,391
Nichirin Co. Ltd.	2,700	64,935
Nihon Dempa Kogyo Co. Ltd.	8,800	54,452
Nihon Dengi Co. Ltd.	200	8,749
Nihon Flush Co. Ltd.	400	2,167
Nihon House Holdings Co. Ltd.	7,900	16,153
Nihon Nohyaku Co. Ltd.	21,400	121,845
Nihon Tokushu Toryo Co. Ltd.	500	7,186
Nikkiso Co. Ltd.	48,600	494,455
Nippon Beet Sugar Manufacturing Co. Ltd.	200	4,657
Nippon Carbide Industries Co., Inc.	2,400	38,212
Nippon Chemical Industrial Co. Ltd.	2,800	47,416
Nippon Chemi-Con Corp.(1)	2,000	18,854

Nippon Coke & Engineering Co. Ltd.(1)	122,200	90,023
Nippon Concrete Industries Co. Ltd.	2,500	5,381
Nippon Denko Co. Ltd.(2)	29,300	62,689
Nippon Densetsu Kogyo Co. Ltd.	1,600	33,146
Nippon Kayaku Co. Ltd.	2,300	24,161
Nippon Light Metal Holdings Co. Ltd.	47,200	742,185
Nippon Paper Industries Co. Ltd.	134,800	958,541
Nippon Seiki Co. Ltd.	7,600	101,861
Nippon Shokubai Co. Ltd.	73,000	873,903
Nippon Signal Co. Ltd.	1,600	12,833
Nippon Yakin Kogyo Co. Ltd.	12,400	348,005
Nipro Corp.	78,000	751,885
Nishikawa Rubber Co. Ltd.	4,900	96,513
Nishi-Nippon Financial Holdings, Inc.	49,700	944,344
Nishi-Nippon Railroad Co. Ltd.	16,500	288,230
Nishio Holdings Co. Ltd.	19,900	573,067
Nissan Shatai Co. Ltd.	46,400	316,913
Nissei ASB Machine Co. Ltd.	500	20,661
Nisshin Oillio Group Ltd.	700	23,749
Nissui Corp.	156,300	1,236,301
Nittetsu Mining Co. Ltd.(2)	59,500	695,839
Nojima Corp.	117,900	883,244
NOK Corp.	48,700	867,911
Nomura Micro Science Co. Ltd.(2)	9,800	196,106
Noritsu Koki Co. Ltd.(2)	9,500	109,433
North Pacific Bank Ltd.	71,300	377,688
NPR-RIKEN Corp.	4,800	103,488
NS United Kaiun Kaisha Ltd.	11,300	432,890
NTN Corp.	558,900	1,333,738
Ogaki Kyoritsu Bank Ltd.	3,800	102,644
Oisix ra daichi, Inc.(2)	9,900	96,117
Oji Holdings Corp.	11,700	61,600
Oki Electric Industry Co. Ltd.	127,100	1,581,872
Okinawa Cellular Telephone Co.	14,000	251,430
Okinawa Financial Group, Inc.	5,800	172,662
Okura Industrial Co. Ltd.	5,200	165,350
Okuwa Co. Ltd.	2,200	11,947
Olympic Group Corp.	500	1,313
Orient Corp.	47,370	313,703
Osaka Steel Co. Ltd.(2)	14,500	264,881
OSG Corp.(2)	76,800	1,130,345
Pacific Industrial Co. Ltd.	28,600	583,948
Pack Corp.(2)	1,800	15,034
PAL GROUP Holdings Co. Ltd.	20,200	281,761
Penta-Ocean Construction Co. Ltd.	368,700	4,073,290
PILLAR Corp.(2)	200	6,089
Press Kogyo Co. Ltd.	53,100	269,385
Prima Meat Packers Ltd.	7,100	119,604
PS Construction Co. Ltd.	20,600	317,097
Raito Kogyo Co. Ltd.	300	6,495
Raiznext Corp.	700	10,637
Rasa Industries Ltd.	2,700	100,180
Rengo Co. Ltd.	171,900	1,229,411
Resorttrust, Inc.	21,000	261,523
Restar Corp.	10,100	178,652

Retail Partners Co. Ltd.	2,700	23,053
Ricoh Leasing Co. Ltd.	11,600	432,244
Riken Technos Corp.	12,400	117,520
Ryobi Ltd.	19,800	346,508
RYODEN Corp.	1,000	20,981
S Foods, Inc.	900	15,270
Sakai Chemical Industry Co. Ltd.	10,300	204,675
Sakata INX Corp.(2)	1,500	22,471
Sakura Internet, Inc.(2)	300	6,021
Sala Corp.	13,400	98,000
San Holdings, Inc.	800	7,037
San ju San Financial Group, Inc.	12,700	332,980
San-A Co. Ltd.	2,700	49,679
San-Ai Obbli Co. Ltd.	11,700	157,183
San-In Godo Bank Ltd.	43,100	401,414
SANIX HOLDINGS, Inc.(1)	1,600	2,153
Sanki Engineering Co. Ltd.	31,300	1,115,385
Sanko Gosei Ltd.	1,200	6,418
Sankyo Frontier Co. Ltd.	400	5,153
Sankyo Tateyama, Inc.	7,600	29,885
Sankyu, Inc.	27,600	1,492,089
Sanoh Industrial Co. Ltd.	16,400	88,288
Sansha Electric Manufacturing Co. Ltd.	2,000	11,981
Sanshin Electronics Co. Ltd.	7,700	152,885
Sanyo Trading Co. Ltd.	5,800	57,322
Sato Corp.	21,000	309,913
SBI Leasing Services Co. Ltd.	2,000	69,231
SBS Holdings, Inc.(2)	11,300	272,866
Scroll Corp.	5,900	47,280
SEC Carbon Ltd.	2,000	29,278
Seed Co. Ltd.	1,600	6,023
Seika Corp.	14,700	229,941
Seiko Electric Co. Ltd.	1,500	22,557
Seiko Group Corp.	16,800	789,144
Sekisui Kasei Co. Ltd.(1)	2,100	5,099
SEMITEC Corp.	800	11,000
Senko Group Holdings Co. Ltd.	139,500	1,741,234
Senshu Electric Co. Ltd.	400	12,240
Senshu Ikeda Holdings, Inc.	224,600	1,125,675
Shibaura Machine Co. Ltd.	16,200	449,987
Shibusawa Logistics Corp.	400	3,033
Shibuya Corp.	3,000	65,690
Shikoku Bank Ltd.	11,400	121,608
Shikoku Kasei Holdings Corp.(2)	5,600	102,157
Shin Nippon Air Technologies Co. Ltd.	800	16,300
Shin Nippon Biomedical Laboratories Ltd.	1,000	11,670
Shinagawa Refra Co. Ltd.	8,700	110,886
Shinmaywa Industries Ltd.	62,100	743,411
Shinnihon Corp.	20,500	258,260
Shinsho Corp.	7,500	116,918
Shinwa Co. Ltd.	400	8,209
Ship Healthcare Holdings, Inc.	33,100	549,242
Showa Sangyo Co. Ltd.	9,700	192,851
Siix Corp.	36,400	303,372
SK-Electronics Co. Ltd.	4,600	91,547

SKY Perfect JSAT Holdings, Inc.	104,400	1,294,198
Soda Nikka Co. Ltd.	4,000	26,361
Sodick Co. Ltd.	34,300	213,785
Soken Chemical & Engineering Co. Ltd.	1,600	26,925
Sotetsu Holdings, Inc.	12,800	227,612
Starts Corp., Inc.	16,100	506,087
St-Care Holding Corp.	1,900	14,794
Stella Chemifa Corp.	500	13,249
Studio Alice Co. Ltd.	700	9,222
Subaru Enterprise Co. Ltd.	500	10,839
Sumida Corp.	35,200	272,053
Sumitomo Heavy Industries Ltd.	1,500	40,894
Sumitomo Osaka Cement Co. Ltd.	27,300	672,933
Sumitomo Riko Co. Ltd.	37,800	629,082
Sumitomo Rubber Industries Ltd.	3,400	47,430
Sumitomo Seika Chemicals Co. Ltd.	5,900	201,083
Sumitomo Warehouse Co. Ltd.	600	13,273
Suzuki Co. Ltd.	4,100	61,029
T RAD Co. Ltd.	1,600	92,087
Tachibana Eletech Co. Ltd.	200	3,813
Tachikawa Corp.	400	5,099
Tachi-S Co. Ltd.	3,500	45,601
Taiheiyo Cement Corp.	53,300	1,293,391
Taiho Kogyo Co. Ltd.	1,500	6,553
Taisei Oncho Co. Ltd.	700	19,324
Takamatsu Construction Group Co. Ltd.	400	10,781
Takamiya Co. Ltd.	1,000	2,928
Takaoka Toko Co. Ltd.	5,000	116,887
Takara Standard Co. Ltd.	36,200	642,136
Takasago International Corp.	65,500	653,637
Takashimaya Co. Ltd.	204,100	2,197,891
Take & Give Needs Co. Ltd.	2,600	12,982
Tamron Co. Ltd.(2)	12,800	86,204
Tamura Corp.	34,600	134,507
Tanseisha Co. Ltd.	10,200	91,027
Tazmo Co. Ltd.(2)	4,400	61,048
Techno Ryowa Ltd.	1,100	41,541
Teijin Ltd.	155,800	1,312,014
Tekken Corp.	200	5,413
Tera Probe, Inc.	3,600	137,337
Tess Holdings Co. Ltd.	30,900	69,376
Tigers Polymer Corp.	900	5,207
Toa Corp.	24,300	455,844
TOA ROAD Corp.	1,400	14,686
Toagosei Co. Ltd.	22,000	229,933
Toenec Corp.	49,800	633,648
Toho Co. Ltd.	2,800	63,158
Toho Titanium Co. Ltd.(2)	24,900	201,891
Tokai Carbon Co. Ltd.(2)	214,800	1,415,523
TOKAI Holdings Corp.	88,300	611,184
Tokai Rika Co. Ltd.	32,000	609,099
Tokuyama Corp.	69,900	1,841,035
Tokyo Kiraboshi Financial Group, Inc.	25,600	1,391,744
Tokyo Steel Manufacturing Co. Ltd.	23,700	218,972
Tokyo Tekko Co. Ltd.(2)	5,700	213,576

Tokyotokeiba Co. Ltd.	3,400	119,960
Tokyu Construction Co. Ltd.	91,200	744,169
Toli Corp.	1,800	8,228
Tomoku Co. Ltd.	4,900	108,425
TOMONY Holdings, Inc.	164,700	789,635
Topre Corp.	32,200	473,250
Topy Industries Ltd.	7,900	152,815
Torishima Pump Manufacturing Co. Ltd.(2)	400	4,901
Toshiba TEC Corp.	6,900	125,825
Totech Corp.	10,000	233,368
Totetsu Kogyo Co. Ltd.	1,100	31,633
Towa Pharmaceutical Co. Ltd.(2)	5,300	110,763
Toyo Seikan Group Holdings Ltd.	28,100	670,412
Toyo Tanso Co. Ltd.(2)	2,100	66,567
Toyo Tire Corp.	73,500	2,022,171
Toyobo Co. Ltd.	72,800	563,170
Toyoda Gosei Co. Ltd.(2)	54,000	1,235,312
Toyota Boshoku Corp.	64,700	1,003,983
TPR Co. Ltd.	23,600	194,457
Traders Holdings Co. Ltd.	4,600	27,506
TRE Holdings Corp.	41,724	441,149
Trusco Nakayama Corp.	19,200	293,562
TS Tech Co. Ltd.	9,100	105,105
Tsubakimoto Chain Co.	34,400	497,344
Tsuburaya Fields Holdings, Inc.	1,200	15,356
Tsugami Corp.	25,600	462,048
Tsukuba Bank Ltd.(2)	18,800	46,650
Tsuzuki Denki Co. Ltd.	300	6,233
Tv Tokyo Holdings Corp.	1,000	31,720
UACJ Corp.	122,200	1,615,465
UBE Corp.	18,600	298,932
Uchida Yoko Co. Ltd.	7,700	542,136
UEX Ltd.	3,400	16,445
Unipres Corp.	23,400	181,075
United Arrows Ltd.	2,800	41,962
UNITED, Inc.(2)	800	2,567
Valor Holdings Co. Ltd.	42,100	869,518
Vertex Corp.	6,000	48,245
Vital KSK Holdings, Inc.	3,500	29,685
VT Holdings Co. Ltd.	41,800	137,601
Wacom Co. Ltd.	32,500	174,919
Wakita & Co. Ltd.	1,200	14,671
Warabeya Nichiyo Holdings Co. Ltd.	8,900	191,563
Wellnet Corp.	5,000	21,052
Xebio Holdings Co. Ltd.	4,400	29,764
YAMABIKO Corp.	16,200	281,236
Yamada Holdings Co. Ltd.	3,100	9,498
Yamae Group Holdings Co. Ltd.	7,800	123,937
Yamaichi Electronics Co. Ltd.	16,000	596,061
Yellow Hat Ltd.	7,800	83,315
Yokogawa Bridge Holdings Corp.	37,700	717,286
Yokohama Rubber Co. Ltd.	16,200	643,101
Yokorei Co. Ltd.	11,100	97,249
Yorozu Corp.	1,600	9,939
Yuasa Trading Co. Ltd.	11,600	402,595

Yurtec Corp.	40,200	706,538
Yushiro, Inc.	1,500	22,353
Zacros Corp.	35,600	268,829
Zenrin Co. Ltd.	32,600	216,745
		183,858,191
Netherlands — 1.1%
Alfen NV(1)(2)	9,550	116,750
AMG Critical Materials NV(2)	13,213	406,944
ASR Nederland NV	12,266	828,177
Basic-Fit NV(1)(2)	22,750	749,514
Brunel International NV(2)	6,098	56,722
Constellium SE(1)	73,320	1,232,509
Corbion NV	5,912	132,355
ForFarmers NV	2,391	12,276
Fugro NV(2)	29,380	296,837
Koninklijke BAM Groep NV	24,423	242,898
Koninklijke Heijmans NV, CVA	12,794	894,161
Koninklijke Vopak NV	14,496	656,553
Nedap NV	522	56,815
SIF Holding NV(1)(2)	1,046	7,993
Sligro Food Group NV	7,505	86,057
Van Lanschot Kempen NV(2)	1,172	70,834
		5,847,395
New Zealand — 0.3%
Air New Zealand Ltd.	2,125,454	725,886
Channel Infrastructure NZ Ltd.(2)	5,917	9,101
Eroad Ltd.(1)	14,799	13,005
Fletcher Building Ltd.(1)	231,838	446,061
KMD Brands Ltd.(1)	13,702	2,121
Oceania Healthcare Ltd.(1)	371,672	180,483
PGG Wrightson Ltd.	3,178	4,067
SKY Network Television Ltd.	10,714	21,515
SKYCITY Entertainment Group Ltd.(1)	804,607	388,007
Warehouse Group Ltd.(1)	4,116	1,830
		1,792,076
Norway — 1.8%
2020 Bulkers Ltd.	17,002	241,248
ABG Sundal Collier Holding ASA	52,525	42,074
Aker Solutions ASA	176,734	535,540
Avance Gas Holding Ltd.(1)	8,412	1
Bluenord ASA(1)	1,154	49,745
BW LPG Ltd.	59,792	759,636
BW Offshore Ltd.	38,296	140,810
Cool Co. Ltd.(1)	18,018	176,589
DNO ASA	221,436	318,274
Grieg Seafood ASA(1)	3,641	25,936
Hoegh Autoliners ASA	77,662	685,627
Kid ASA	6,221	83,525
Klaveness Combination Carriers ASA	3,076	23,844
Kongsberg Automotive ASA(1)	103,514	18,794
MPC Container Ships ASA	285,447	506,218
Nordic Mining ASA(1)	25,607	40,166
Norske Skog ASA(1)	38,365	64,166
Norwegian Air Shuttle ASA	793,806	1,356,962
Odfjell Drilling Ltd.	15,262	126,474

Odfjell SE, Class A	16,842	213,926
Odfjell Technology Ltd.	6,441	35,471
OKEA ASA(1)	3,401	7,103
Panoro Energy ASA(1)	67,352	126,802
Rana Gruber ASA	14,305	94,101
Scatec ASA(1)	109,258	1,075,436
Sea1 offshore, Inc.	27,088	57,228
Solstad Maritime Holding AS	5,177	9,314
SpareBank 1 Nord Norge	59,349	835,658
SpareBank 1 SMN	12,479	236,217
SpareBank 1 Sor-Norge ASA	622	10,999
Sparebanken More	1,335	13,532
Sparebanken Norge	2,820	49,995
Stolt-Nielsen Ltd.	14,441	485,788
TGS ASA	123,497	1,062,143
Wallenius Wilhelmsen ASA	36,719	331,628
		9,840,970
Portugal — 0.2%
CTT-Correios de Portugal SA	109,429	895,932
Ibersol SGPS SA	9	105
Semapa-Sociedade de Investimento e Gestao	16,865	330,057
Sonae SGPS SA	6,934	11,944
Teixeira Duarte SA(1)	143,034	112,383
		1,350,421
Singapore — 2.0%
Aztech Global Ltd.	26,200	12,862
BRC Asia Ltd.	5,500	16,705
Bumitama Agri Ltd.	185,600	213,448
Centurion Corp. Ltd.(2)	10,500	11,027
China Sunsine Chemical Holdings Ltd.	27,500	16,668
CNMC Goldmine Holdings Ltd.	147,400	122,012
First Resources Ltd.	621,500	993,350
Frencken Group Ltd.(2)	10,000	10,898
Geo Energy Resources Ltd.	1,536,800	528,224
Golden Agri-Resources Ltd.	3,588,600	763,657
Hafnia Ltd.	60,098	362,275
Hong Fok Corp. Ltd.	54,400	33,214
Hong Leong Asia Ltd.	89,300	145,979
Hour Glass Ltd.	33,400	58,020
Hutchison Port Holdings Trust, U Shares	4,750,400	998,259
InnoTek Ltd.	9,200	4,867
ISDN Holdings Ltd.	43,305	13,198
Keppel Infrastructure Trust	224,300	81,475
LHN Ltd.	43,700	22,620
Marco Polo Marine Ltd.	743,400	67,109
Olam Group Ltd.	9,700	7,082
OUE Ltd.	15,900	14,849
Rex International Holding Ltd.(1)	2,506,100	295,375
RH PetroGas Ltd.(1)	232,700	29,037
Riverstone Holdings Ltd.(2)	22,600	14,391
Samudera Shipping Line Ltd.	662,200	473,071
Sing Holdings Ltd.	11,800	4,144
Singapore Post Ltd.(2)	10,800	3,421
Tuan Sing Holdings Ltd.	13,487	3,337
Wee Hur Holdings Ltd.	1,169,600	637,937

Yangzijiang Financial Holding Ltd.	4,207,600	1,529,198
Yangzijiang Maritime Development Pte. Ltd.(1)	4,207,600	2,207,947
Yangzijiang Shipbuilding Holdings Ltd.	424,100	1,098,652
Yanlord Land Group Ltd.(1)	439,500	234,429
		11,028,737
Spain — 1.6%
Aedas Homes SA	1,272	34,929
Atresmedia Corp. de Medios de Comunicacion SA(2)	13,763	86,294
Audax Renovables SA(1)	10,126	16,012
Bankinter SA(2)	194,540	3,066,849
Construcciones y Auxiliar de Ferrocarriles SA	6,874	433,623
Ercros SA(1)	12,875	49,306
Gestamp Automocion SA(2)	76,669	264,850
Grenergy Renovables SA(1)	4,861	385,169
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,557	7,361
Melia Hotels International SA	29,468	249,456
Miquel y Costas & Miquel SA	1,852	29,675
Neinor Homes SA(1)	2,259	48,234
Obrascon Huarte Lain SA(1)	399,698	178,997
Prosegur Cia de Seguridad SA	23,862	79,336
Sacyr SA	272,259	1,216,607
Solaria Energia y Medio Ambiente SA(1)	4,873	94,349
Soltec Power Holdings SA(1)	5,373	1,993
Tecnicas Reunidas SA(1)	25,367	839,717
Unicaja Banco SA	437,668	1,285,414
Vidrala SA	3,116	303,328
		8,671,499
Sweden — 4.5%
AcadeMedia AB	30,832	336,572
Alleima AB(2)	127,563	1,108,624
Alligo AB, Class B	7,001	88,326
Annehem Fastigheter AB, B Shares(1)	682	1,215
AQ Group AB	30,450	613,484
Arjo AB, B Shares	35,276	120,196
Atrium Ljungberg AB, B Shares(2)	2,960	10,505
Avanza Bank Holding AB	9,212	363,122
Better Collective AS(1)(2)	1,154	13,800
BICO Group AB(1)	291	654
Bilia AB, A Shares	47,081	626,235
Billerud Aktiebolag	118,109	1,168,901
Bonava AB, B Shares(1)	81,040	89,696
Boozt AB(1)	4,239	48,321
Bufab AB(2)	48,214	499,574
Bulten AB	1,926	10,160
Bure Equity AB	14,243	384,889
Byggmax Group AB	2,920	15,473
Cint Group AB(1)(2)	51,829	16,559
Clas Ohlson AB, B Shares	31,976	1,236,327
Cloetta AB, B Shares	50,672	211,183
Corem Property Group AB, B Shares(2)	491,149	206,745
Dios Fastigheter AB(2)	71,949	492,995
Dynavox Group AB(1)	83,088	869,036
Elanders AB, B Shares	400	2,640
Electrolux AB, B Shares(1)(2)	114,410	728,527
Electrolux Professional AB, B Shares	2,474	17,536

Embracer Group AB(1)(2)	121,269	1,179,285
Fastighetsbolaget Emilshus AB, Class B(1)	1,161	6,272
G5 Entertainment AB(2)	3,291	31,293
Granges AB	55,916	818,180
Hanza AB	12,627	157,798
Haypp Group AB(1)	2,850	45,239
Hemnet Group AB	15,232	283,475
Hexatronic Group AB(1)(2)	74,057	166,390
Hoist Finance AB	27,835	296,805
Hufvudstaden AB, A Shares	437	5,860
INVISIO AB(2)	4,583	126,328
JM AB(2)	63,232	937,861
Lime Technologies AB	1,612	54,781
Loomis AB	48,084	1,938,227
Maha Capital AB(1)	15,860	12,477
Medcap AB(1)	2,039	118,620
MEKO AB	3,652	27,771
NCC AB, B Shares	79,012	1,818,348
Nelly Group AB	5,378	53,234
Net Insight AB, B Shares(1)	16,083	6,799
New Wave Group AB, B Shares(2)	67,275	817,240
Nobia AB(1)	94,593	40,448
Nolato AB, B Shares	4,651	30,162
Norion Bank AB(1)	18,091	123,585
Note AB	16,822	317,727
NP3 Fastigheter AB(2)	9,293	255,736
Nyfosa AB(2)	75,900	613,932
Pandox AB	34,844	702,678
Paradox Interactive AB	27,158	523,313
Peab AB, Class B	149,969	1,267,371
Platzer Fastigheter Holding AB, B Shares(2)	19,813	154,391
Plejd AB(1)	439	35,106
RaySearch Laboratories AB	28,900	712,785
Rusta AB(2)	36,044	266,496
Rvrc Holding AB	2,338	15,479
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	21,491	18,252
Saniona AB(1)	67,348	126,135
Scandi Standard AB	23,842	242,615
SkiStar AB(2)	35,477	645,339
Solid Forsakring AB(2)	3,718	29,107
Stendorren Fastigheter AB(1)	511	11,642
Storytel AB	715	5,984
TF Bank AB	2,223	38,922
Troax Group AB(2)	2,486	36,927
Truecaller AB, B Shares(2)	100,404	266,392
Yubico AB(1)(2)	1,054	9,978
Zinzino AB, Class B(2)	12,907	227,699
		24,901,779
Switzerland — 3.9%
ALSO Holding AG	2,098	558,380
Arbonia AG	17,340	111,696
Ascom Holding AG	110	481
Autoneum Holding AG	3,138	590,361
Basilea Pharmaceutica Ag Allschwil(1)	8,868	541,952
Bell Food Group AG	1,040	297,349

Bellevue Group AG	642	7,203
Bossard Holding AG, Class A	1,538	301,180
Bucher Industries AG	4,922	2,193,435
Burckhardt Compression Holding AG	1,340	903,700
Burkhalter Holding AG	2,286	396,570
Bystronic AG	49	15,378
Cembra Money Bank AG	6,702	792,387
Cicor Technologies Ltd.(1)	2,082	464,179
Clariant AG(1)	508	4,611
Coltene Holding AG(1)(2)	127	7,892
COSMO Pharmaceuticals NV	4,495	348,683
Daetwyler Holding AG, Bearer Shares	2,829	551,792
DKSH Holding AG	3,002	210,003
dormakaba Holding AG	13,110	1,079,970
EFG International AG(1)	65,958	1,514,160
Emmi AG	607	548,245
Feintool International Holding AG(1)	531	6,266
Forbo Holding AG(2)	677	621,689
Georg Fischer AG	5,915	391,394
Gurit Holding AG, Bearer Shares(1)	8	105
Implenia AG	14,383	1,212,419
Interroll Holding AG	58	161,809
Komax Holding AG(1)	108	8,208
Leonteq AG(2)	895	17,271
Medmix AG	3,185	41,833
Montana Aerospace AG(1)	7,007	216,173
Phoenix Mecano AG	17	9,275
PolyPeptide Group AG(1)	5,203	164,242
Schweiter Technologies AG	388	127,455
Sensirion Holding AG(1)(2)	128	9,321
SFS Group AG	2,304	294,720
St. Galler Kantonalbank AG	370	249,708
Stadler Rail AG	29,322	737,120
Swissquote Group Holding SA	4,047	2,502,293
TX Group AG	52	11,359
Valiant Holding AG	9,754	1,700,230
Vetropack Holding AG	1,359	37,798
Vontobel Holding AG	18,285	1,383,542
V-ZUG Holding AG(2)	209	10,819
Zehnder Group AG	3,167	274,079
		21,628,735
United Kingdom — 10.3%
4imprint Group PLC	4,561	235,773
Aberdeen Group PLC	13,048	35,747
AEP Plantations PLC	1,317	24,871
Anglo Asian Mining PLC(1)(2)	5,959	18,244
ASOS PLC(1)(2)	27,269	87,582
Atalaya Mining Copper SA	38,623	363,782
Berkeley Group Holdings PLC	1,111	55,270
Bodycote PLC	17,586	147,639
boohoo Group PLC(1)(2)	370,637	112,919
Capricorn Energy PLC(1)	4,539	11,119
Central Asia Metals PLC	132,783	287,533
Close Brothers Group PLC(1)	118,447	705,427
CMC Markets PLC	54,551	209,026

Coats Group PLC	1,045,627	1,119,412
Computacenter PLC	53,294	2,096,991
DFS Furniture PLC(1)	45,978	95,952
Diversified Energy Co.(1)	60,930	920,887
Dowlais Group PLC	18,975	21,412
Dr. Martens PLC	297,429	304,137
Drax Group PLC	346,274	3,407,285
Dunelm Group PLC	59,704	879,258
easyJet PLC	135,187	893,342
Ecora Resources PLC(2)	39,689	53,605
Endeavour Mining PLC	20	918
Energean PLC(2)	88,350	1,099,228
EnQuest PLC	910,160	130,869
Essentra PLC	7,635	9,913
Everplay Group PLC	5,140	24,014
Ferrexpo PLC(1)	83,361	82,272
Firstgroup PLC(2)	642,963	1,502,024
Foresight Group Holdings Ltd.	6,852	43,150
Forterra PLC	33,107	81,248
Frasers Group PLC(1)	56,102	571,796
Funding Circle Holdings PLC(1)(2)	4,878	8,190
Games Workshop Group PLC	267	68,657
Genel Energy PLC(1)	36,022	28,186
Georgia Capital PLC(1)	13,152	484,173
Greggs PLC	57,585	1,190,601
Gulf Keystone Petroleum Ltd.	147,251	334,442
Gulf Marine Services PLC(1)	63,232	12,877
Halfords Group PLC	129,115	239,048
Hikma Pharmaceuticals PLC	22,850	470,307
Hilton Food Group PLC	69,826	470,802
Hochschild Mining PLC	316,553	1,688,615
Howden Joinery Group PLC	68,591	764,190
Hunting PLC	71,533	351,235
IG Design Group PLC(1)	4,688	2,794
IG Group Holdings PLC	19,304	289,598
Impax Asset Management Group PLC	35,751	82,105
Inchcape PLC	156,375	1,595,425
International Personal Finance PLC	57,547	155,863
J D Wetherspoon PLC	77,815	708,599
JET2 PLC	84,976	1,582,629
Johnson Matthey PLC	132,209	3,482,493
Johnson Service Group PLC	280,832	526,053
Jubilee Metals Group PLC(1)	2,770	107
Keller Group PLC	66,413	1,429,509
Lancashire Holdings Ltd.	116,772	903,205
Lion Finance Group PLC	21,447	2,545,023
Liontrust Asset Management PLC	1,042	3,631
Marex Group PLC	43,867	1,526,133
Marston's PLC(1)	117,354	93,142
McBride PLC	55,566	91,082
Me Group International PLC	131,339	283,602
Mears Group PLC	63,395	298,042
Mitchells & Butlers PLC(1)	172,854	660,342
Molten Ventures PLC(1)	3,195	20,792
Morgan Advanced Materials PLC	119,020	319,143

Motorpoint group PLC	61	113
MP Evans Group PLC	5,541	94,662
Ninety One PLC	87,765	248,924
OSB Group PLC	263,110	1,995,258
Pagegroup PLC	185,937	591,242
Pan African Resources PLC	992,263	1,312,691
Paragon Banking Group PLC	139,443	1,554,060
Petra Diamonds Ltd.(1)(2)	73,263	17,342
Plus500 Ltd.	52,617	2,205,259
Polar Capital Holdings PLC	17,603	126,474
PZ Cussons PLC	4,899	5,199
QinetiQ Group PLC	59,411	327,159
Quilter PLC	1,185,880	2,996,756
Rathbones Group PLC	383	9,365
Reach PLC	256,931	199,400
RHI Magnesita NV	10,717	359,297
S4 Capital PLC(2)	99,847	22,532
Secure Trust Bank PLC	1,418	19,044
Senior PLC	40,338	97,535
Serica Energy PLC	290,293	657,109
SIG PLC(1)	76,887	9,413
Sigmaroc PLC(1)	23,523	37,227
Speedy Hire PLC	138,940	53,204
Spire Healthcare Group PLC	101,802	309,434
St. James's Place PLC	32,862	605,347
SThree PLC	63,429	139,764
Tate & Lyle PLC	619	3,071
TBC Bank Group PLC	31,905	1,723,003
TP ICAP Group PLC	91,954	309,993
Vanquis Banking Group PLC(1)	20,176	30,128
Vertu Motors PLC	50,582	42,636
Vesuvius PLC	131,198	664,414
Victrex PLC	30,715	256,625
Volex PLC	22,526	117,997
Vp PLC	235	1,658
Watches of Switzerland Group PLC(1)	33,481	213,499
Watkin Jones PLC(1)	84,435	31,357
Wickes Group PLC	260,740	811,743
Xaar PLC(1)	533	831
Young & Co.'s Brewery PLC, Class A	1,845	18,219
Yu Group PLC(2)	2,736	55,047
Zigup PLC	177,470	807,499
Zotefoams PLC	4,721	26,756
		57,451,566
United States — 0.2%
Golar LNG Ltd.(2)	29,554	1,092,020
Indivior PLC(1)	809	27,183
		1,119,203
TOTAL COMMON STOCKS (Cost $397,324,076)		551,694,129
WARRANTS — 0.0%
Hong Kong — 0.0%
CSI Properties Ltd.(1)	17,500	45
Italy — 0.0%
Fincantieri SpA(1)	27,855	61,850

Geox SpA(1)	14,375	851
Webuild SpA(1)(2)	6,684	26,234
		88,935
TOTAL WARRANTS (Cost $—)		88,980
RIGHTS — 0.0%
Canada — 0.0%
Calfrac Well Services Ltd.(1)	4,100	352
United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	5,700
TOTAL RIGHTS (Cost $11,110)		6,052
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,835,067	2,835,067
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,397,065	12,397,065
TOTAL SHORT-TERM INVESTMENTS (Cost $15,232,132)		15,232,132
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $412,567,318)		567,021,293
OTHER ASSETS AND LIABILITIES — (1.7)%		(9,582,718)
TOTAL NET ASSETS — 100.0%		$557,438,575

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	13	December 2025	$1,628,315	$57,700

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.2%
Materials	22.1%
Financials	16.3%
Consumer Discretionary	12.5%
Energy	11.0%
Information Technology	4.5%
Consumer Staples	3.4%
Communication Services	2.2%
Utilities	1.7%
Real Estate	1.1%
Health Care	1.0%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.7)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $46,136,165. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $48,483,867, which includes securities collateral of $36,086,802.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Israel	$1,221,833	$20,031,432	—
Netherlands	1,232,509	4,614,886	—
United Kingdom	1,526,133	55,925,433	—
United States	1,092,020	27,183	—
Other Countries	—	466,022,700	—
Warrants	—	88,980	—
Rights	5,700	352	—
Short-Term Investments	15,232,132	—	—
	$20,310,327	$546,710,966	—
Other Financial Instruments
Futures Contracts	$57,700	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.